Common Stock - Assumptions Used to Estimate Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		53.73%	54.10%
Expected volatility, maximum		53.85%	57.64%
Risk-free rate, minimum		2.35%	2.49%
Risk-free rate, maximum		2.36%	3.08%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years 10 months 28 days	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 10 days	6 years 1 month 6 days